Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Mar. 31, 2022	Jan. 27, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Goodwill	$ 0	$ (82,407)	$ (82,407)	$ (82,407)
Deferred tax liability		(29,396)	(8,307)	(29,396)
Accrued expenses and other current liabilities		(85,780)	(59,314)	(85,780)
Additional paid-in capital		(831,566)	(843,112)	(831,566)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	37,576	39,075	143,450	39,075			$ 517,553	$ 48,639
Net loss	$ 37,061	330,392	$ 227,221
Revision of Prior Period, Error Correction, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Goodwill						$ 6,400
Deferred tax liability						$ 6,400
Accrued expenses and other current liabilities		800		800
Additional paid-in capital		2,300		2,300	$ (6,800)
Salaries and benefits expense				$ 3,100
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents					$ 6,800
Net loss		800
Reduction of noncontrolling interest		10,200
Increase in accumulated deficit		6,000
Increase in additional paid-in-capital		$ 1,900